PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of property and equipment

	December 25,	June 26,
	2021	2021
Land and Buildings	$36,180	$37,400
Finance Lease Right-of-Use Assets	7,554	9,154
Furniture and Fixtures	12,544	12,525
Leasehold Improvements	68,726	68,438
Equipment and Software	25,419	26,832
Construction in Progress	31,147	27,145

Total Property and Equipment	181,570	181,494

Less Accumulated Depreciation	(47,007)	(43,664)

Property and Equipment, Net	$134,563	$137,830

Medmen Enterprises Inc. [Member]
Schedule of property and equipment

	2021	2020

Land and Buildings	$37,400,379	$37,400,378
Finance Lease Right-of-Use Assets	9,154,137	26,074,429
Furniture and Fixtures	12,525,180	12,483,613
Leasehold Improvements	68,437,877	57,617,592
Equipment and Software	26,832,414	26,067,344
Construction in Progress	27,144,696	37,027,509

Total Property and Equipment	181,494,683	196,670,865

Less Accumulated Depreciation	(43,664,415)	(30,684,180)

Property and Equipment, Net	$137,830,268	$165,986,685